                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):    [   ] is a restatement.
                                         [   ] adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    JLF Asset Management, LLC
Address: 153 E. 53rd Street; 51st Floor
         New York, NY 10022

Form 13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey Feinberg
Title:   Managing Member
Phone:   (212) 521-1306

Signature, Place, and Date of Signing:

    /s/  Jeffrey Feinberg       New York, New York    5/10/01
         ____________________   ___________________   _________
              [Signature]          [City, State]       [Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)



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    [ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE















































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      59

Form 13F Information Table Value Total:      $280,204,367

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

































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
                                                      JLF Asset Management, LLC
                                                              FORM 13F
                                                            March 31, 2001
         COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7             COLUMN 8
-----------------------  --------------  --------   --------     ----------------- --------  --------     ------------------------
                                                                                              OTHER          VOTING AUTHORITY
      NAME OF ISSUER     TITLE OF CLASS    CUSIP    VALUE        SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED     NONE
-----------------------  --------------  ---------  --------     -------- -------- --------  --------     -----   ------    -----

AMC Entertainment        Common         001669100    $2,439,060   344,500  SH      SOLE        NONE       SOLE
Abercrombie & Fitch Co.  Common         002896207    $3,924,000   120,000  SH      SOLE        NONE       SOLE
Advantica Restaurnat
  Group Inc              Common         00758B109      $321,268   354,600  SH      SOLE        NONE       SOLE
Ambac Financial
  Group Inc              Common         023139108    $3,837,515    60,500  SH      SOLE        NONE       SOLE
American Eagle
  Outfiters              Common         02553E106   $17,597,875   612,100  SH      SOLE        NONE       SOLE
Anthracite Capital
  Inc.                   Common         037023108    $3,171,955   328,700  SH      SOLE        NONE       SOLE
Bank of America Corp.    Common         060505104    $3,723,000    68,000  SH      SOLE        NONE       SOLE
Banknorth Group          Common         06646R107    $1,160,700    58,400  SH      SOLE        NONE       SOLE
Cato Corp.               Common         149205106      $599,487    39,800  SH      SOLE        NONE       SOLE
Charter One
  Financial Inc          Common         160903100    $7,553,270   266,900  SH      SOLE        NONE       SOLE
Christopher and
  Banks Corp.            Common         171046105      $915,800    30,400  SH      SOLE        NONE       SOLE
Citigroup Inc.           Common         172967101    $5,397,600   120,000  SH      SOLE        NONE       SOLE
Commerce Bancorp
  Inc. NJ                Common         200519106    $5,400,000    90,000  SH      SOLE        NONE       SOLE
Cost Plus Inc.           Common         221485105      $876,375    38,000  SH      SOLE        NONE       SOLE
Dave and Busters Inc.    Common         23833N104    $2,930,800   340,000  SH      SOLE        NONE       SOLE
Dollar General Corp.     Common         256669102    $3,178,420   155,500  SH      SOLE        NONE       SOLE
Everest Reinsurance
  Holdings               Common         G3223R108   $21,785,300   327,500  SH      SOLE        NONE       SOLE
Federated Investors
  Inc                    Common         314211103      $567,000    20,000  SH      SOLE        NONE       SOLE
Flagstar Trust           Common         337162101   $12,707,500   508,300  SH      SOLE        NONE       SOLE
Flowers Foods Inc.       Common         343498101    $1,812,960    90,197  SH      SOLE        NONE       SOLE
Freddie Mac              Common         313400301   $20,356,620   314,000  SH      SOLE        NONE       SOLE
Gemstar - TV Guide
  Intl. Inc.             Common         36866W106    $2,978,500   103,600  SH      SOLE        NONE       SOLE
Golden West
  Financial Corp.        Common         381317106    $1,947,000    30,000  SH      SOLE        NONE       SOLE
Gottschalks Inc          Common         383485109      $447,935    88,700  SH      SOLE        NONE       SOLE
Harrahs Entertainment
  Inc.                   Common         413619107    $7,024,941   238,700  SH      SOLE        NONE       SOLE
Household International  Common         441815107    $1,777,200    30,000  SH      SOLE        NONE       SOLE
IHOP Corp                Common         449623107    $2,834,000   141,700  SH      SOLE        NONE       SOLE


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IStar Financial Inc      Common         45031U101    $5,352,240   232,000  SH      SOLE        NONE       SOLE
Kmart Corp.              Common         482584109    $5,640,000   600,000  SH      SOLE        NONE       SOLE
Liberty Financial
  Companies Inc.         Common         530512102    $1,456,000    35,000  SH      SOLE        NONE       SOLE
MI Schottenstein
  Homes Inc.             Common         55305B101    $1,043,000    35,000  SH      SOLE        NONE       SOLE
Metlife Inc              Common         59156R108    $9,886,450   329,000  SH      SOLE        NONE       SOLE
New York Community
  Bancorp Inc            Common         649445103   $20,872,750   719,750  SH      SOLE        NONE       SOLE
North Fork
  Bancorporation Inc     Common         659424105    $6,747,000   260,000  SH      SOLE        NONE       SOLE
Oshkosh B Gosh Inc       Common         688222207      $484,500    19,000  SH      SOLE        NONE       SOLE
Philadephia
  Consolidated
  Holding Co             Common         717528103    $5,892,412   213,300  SH      SOLE        NONE       SOLE
RH Donnelley Corp.       Common         74955W307    $6,000,100   206,900  SH      SOLE        NONE       SOLE
RadioShack Corp.         Common         750438103   $15,850,080   432,000  SH      SOLE        NONE       SOLE
Regions Financial
  Corp.                  Common         758940100    $3,003,000   105,600  SH      SOLE        NONE       SOLE
Restoration
  Hardware Inc.          Common         760981100      $446,400    99,200  SH      SOLE        NONE       SOLE
Rite Aid Corp.           Common         767754104    $3,345,000   500,000  SH      SOLE        NONE       SOLE
Ryland Group Inc.        Common         783764103    $2,581,300    62,200  SH      SOLE        NONE       SOLE
Safeway Inc.             Common         786514208    $9,375,500   170,000  SH      SOLE        NONE       SOLE
Smithfield Foods Inc     Common         832248108      $650,000    20,000  SH      SOLE        NONE       SOLE
Spartan Stores Inc       Common         846822104    $1,888,575   193,700  SH      SOLE        NONE       SOLE
SpectraLink Corp         Common         847580107      $527,000    54,400  SH      SOLE        NONE       SOLE
Sprint Corp PCS Group    Common         852061506    $2,242,000   118,000  SH      SOLE        NONE       SOLE
St. Paul Companies Inc.  Common         792860108    $6,664,765   151,300  SH      SOLE        NONE       SOLE
Stanley Works            Common         854616109      $823,750    25,000  SH      SOLE        NONE       SOLE
Suntrust Banks Inc.      Common         867914103    $3,434,400    53,000  SH      SOLE        NONE       SOLE
Tommy Hilfiger Corp.     Common         G8915Z102      $262,140    20,400  SH      SOLE        NONE       SOLE
Tricon Global
  Restaurants Inc.       Common         895953107    $5,270,220   138,000  SH      SOLE        NONE       SOLE
Viacom Inc.              Common         925524308   $14,171,531   322,300  SH      SOLE        NONE       SOLE
Washington Mutual
  Inc.                   Common         939322103    $4,839,900    88,400  SH      SOLE        NONE       SOLE
Westpoint Stevens
  Inc                    Common         961238102      $900,000   100,000  SH      SOLE        NONE       SOLE
Williams Sonoma Inc.     Common         969904101      $383,250    14,600  SH      SOLE        NONE       SOLE
Wilmington Trust Corp    Common         971807102    $2,321,844    39,300  SH      SOLE        NONE       SOLE
Wolverine World
  Wide Inc.              Common         978097103      $364,500    25,000  SH      SOLE        NONE       SOLE
Zions Bancorporation                    989701107      $218,778     4,200  SH      SOLE        NONE       SOLE
                                                   $280,204,367








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02717001.AB2

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